RELATED PARTY TRANSACTIONS OPERATION AND MANGEMENT SERVICES AGREEMENT (Details) - PBF LLC [Member] - USD ($)		3 Months Ended
	Aug. 31, 2016	Mar. 31, 2017
Fourth Amended and Restated O&M Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee	$ 6,386,000
Subsequent Event [Member] | Fifth Amended and Restated O&M Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee		$ 6,696,000